CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 SGD ($)
Concentration Risk [Line Items]
Bank and cash balances	$ 1,511,101	$ 34,237	$ 1,937,987
Account receivable		$ 428,577	358,361
Concentration risk lender	lease and four borrowings were at fixed interest rates with one borrowing was at variable interest rate.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	6.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers D [Member]
Concentration Risk [Line Items]
Account receivable		$ 97,784	43,991
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customers E [Member]
Concentration Risk [Line Items]
Account receivable		$ 124,591	$ 206,541